Significant transactions (Details) € in Millions					1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 10, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 06, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Sep. 06, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)						$ 229,000,000	$ 10,030,000,000	$ 229,000,000	$ 10,030,000,000
Intangible assets other than goodwill						34,818,000,000		34,818,000,000		$ 36,809,000,000
Revenue from sale of goods						12,956,000,000	11,347,000,000	25,367,000,000	23,630,000,000
Innovative Medicines
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill						33,287,000,000		33,287,000,000		35,121,000,000
Revenue from sale of goods						10,753,000,000	9,407,000,000	21,085,000,000	19,352,000,000
Sandoz
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill						1,361,000,000		1,361,000,000		1,543,000,000
Revenue from sale of goods						2,445,000,000	2,202,000,000	4,805,000,000	4,779,000,000
Corporate
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill						170,000,000		170,000,000		$ 145,000,000
Revenue from sale of goods						$ (242,000,000)	$ (262,000,000)	$ (523,000,000)	$ (501,000,000)
Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction								 On September 6, 2018, Novartis announced that it entered into a stock and asset purchase agreement (SAPA) with Aurobindo Pharma USA Inc. (Aurobindo) for the sale of selected portions of its Sandoz US portfolio, specifically the Sandoz US dermatology business and generic US oral solids portfolio, for USD 0.8 billion in cash and potential earnouts. The closing was conditional on obtaining regulatory approval.  In March 2020, Novartis took the decision to retain the Sandoz US generic oral solids and dermatology businesses and on April 2, 2020 entered into a mutual agreement with Aurobindo to terminate the transaction. The decision was taken as approval from the US Federal Trade Commission for the transaction was not obtained within the agreed timelines.  The cumulative amount of the depreciation on property, plant and equipment (USD 38 million) and amortization on intangible assets (USD 102 million), not recorded in the consolidated income statement since the date of classification as held for sale was recognized in the consolidated income statement in the first quarter of 2020. In addition, an impairment of currently marketed products of USD 42 million was recognized in the first quarter of 2020 consolidated income statement.  As at March 31, 2020, the assets and liabilities of the Sandoz US generic oral solids and dermatology businesses were reclassified out of assets and liabilities of disposal group held for sale. The prior year balance sheet is not required to be restated. In 2020, there were no cumulative income or expenses included in other comprehensive income relating to the disposal group.
Sandoz | Sandoz
Disclosure of detailed information about business combination [line items]
Divestment date fair value of total consideration												$ 800,000,000
Depreciation, property, plant and equipment					$ 38,000,000
Amortisation, intangible assets other than goodwill					102,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill					$ (42,000,000)
Aspen Global Incorporated | Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction								 On November 11, 2019, Sandoz entered into an agreement for the acquisition of the Japanese business of Aspen Global Incorporated (AGI), a wholly owned subsidiary of Aspen Pharmacare Holdings Limited. Under the agreement, Sandoz acquired the shares in Aspen Japan K.K. and associated assets held by AGI. The transaction closed on January 31, 2020. Aspen’s portfolio in Japan consists of off-patent medicines with a focus on anesthetics and specialty brands. The acquisition will enable Sandoz to expand its presence in the third-largest worldwide generics marketplace.  The purchase price consist of EUR 274 million (USD 303 million) upfront payment, less customary purchase price adjustment of EUR 27 million (USD 30 million), plus potential milestone payments of up to EUR 70 million (USD 77 million), which AGI is eligible to receive upon the achievement of specified milestones.  The fair value of the total purchase consideration was EUR 294 million (USD 324 million). The amount consisted of a cash payment of EUR 247 million (USD 273 million) and the fair value of contingent consideration of EUR 47 million (USD 51 million), which AGI is eligible to receive upon the achievement of specified milestones. The purchase price allocation resulted in net identifiable assets of USD 238 million, consisting of USD 196 million intangible assets, USD 26 million other net assets, USD 16 million net deferred tax assets. Goodwill amounted to USD 86 million.  The 2020 results of operations since the date of acquisition were not material.
Consideration transferred, acquisition-date fair value		$ 324,000,000									€ 294
Portion of consideration paid (received) consisting of cash and cash equivalents		(273,000,000)	€ (247)
Portion of consideration paid consisting of cash and cash equivalents upfront payment		(303,000,000)	(274)
Contingent liabilities recognised as of acquisition date		51,000,000									€ 47
Identifiable assets acquired (liabilities assumed)		238,000,000
Additional recognition, goodwill		86,000,000
Other net assets		26,000,000
Deferred tax liability (asset)		16,000,000
Intangible assets other than goodwill		196,000,000
Potential milestone maximum payments		77,000,000	70
Customary purchase price adjustment		$ 30,000,000	€ 27
The Medicines Company | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction								 On November 23, 2019, Novartis entered into an agreement and plan of merger (the Merger Agreement) with The Medicines Company, a US-based pharmaceutical company headquartered in Parsippany, New Jersey USA. Pursuant to the Merger Agreement, on December 5, 2019, Novartis, through a subsidiary, commenced a tender offer to acquire all outstanding shares of The Medicines Company for USD 85 per share, or a total consideration of approximately USD 9.6 billion in cash on a fully diluted basis, including the equivalent share value related to The Medicines Company’s convertible notes, in accordance with their terms. The tender offer expired on January 3, 2020, and on January 6, 2020, the acquiring subsidiary merged with and into The Medicines Company, resulting in The Medicines Company becoming an indirect wholly owned subsidiary of Novartis. Novartis financed the transaction through available cash, and short- and long-term borrowings.  The Medicines Company is focused on the development of inclisiran, a potentially first-in-class, twice yearly therapy that allows administration during patients’ routine visits to their healthcare professionals and will potentially contribute to improved patient adherence and sustained lower LDL-C levels. The fair value of the total purchase consideration was USD 9.6 billion. The purchase price allocation resulted in net identifiable assets of approximately USD 7.1 billion, consisting of USD 8.5 billion intangible assets, USD 1.4 billion net deferred tax liabilities and goodwill of approximately USD 2.5 billion.  The 2020 results of operations since the date of acquisition were not material.
Consideration transferred, acquisition-date fair value				$ 9,600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents				(9,600,000,000)
Identifiable assets acquired (liabilities assumed)				7,100,000,000
Additional recognition, goodwill				2,500,000,000
Cash offer per ordinary share				85
Deferred tax liability (asset)				1,400,000,000
Intangible assets other than goodwill				$ 8,500,000,000
GlaxoSmithKline plc (GSK) [member] | Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction								 On February 10, 2021, Sandoz entered into an agreement with certain subsidiaries of GlaxoSmithKline plc (GSK) for the acquisition of the GSK’s cephalosporin antibiotics business.  Under the agreement, Sandoz will acquire the global rights to three established brands (Zinnat®, Zinacef® and Fortum®) in more than 100 markets. It excludes the rights in the US, Australia and Germany to certain of those brands, which were previously divested by GSK, and the    rights in India, Pakistan, Egypt, Japan (to certain of the brands) and China, which will be retained by GSK. The purchase price will consist of a USD 350 million upfront payment payable at closing and potential milestone payments up to USD 150 million, which GSK will be eligible to receive upon the achievement of certain annual sales milestones for the portfolio.  The transaction is expected to be completed in the second half of 2021, subject to customary closing conditions, including regulatory approvals.
Portion of consideration to be paid received of cash and cash equivalents upfront payment	$ (350,000,000)
Number of brands in portfolio to acquire	3
Number of markets for the acquired brands	100
Potential milestone maximum payments	$ 150,000,000